Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross balance	R$ 33,406,040	R$ 19,515,659
Carrying amount	17,216,362	8,790,058
Business loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,017,158
Real Estate Loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	5,121,411	3,471,354
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Gross balance	17,216,362	8,790,058
Provision for expected loss	(680,932)	(282,355)
Carrying amount	16,535,429	8,507,703
Loans and advances to customers | Payroll Card
Disclosure of detailed information about financial instruments [line items]
Gross balance	65,263	67,732
Provision for expected loss	(6,756)	(5,890)
Carrying amount	58,507	61,842
Loans and advances to customers | Multiple Card
Disclosure of detailed information about financial instruments [line items]
Gross balance	4,798,318	1,904,642
Provision for expected loss	(417,740)	(163,993)
Carrying amount	4,380,578	1,740,649
Loans and advances to customers | Overdraft protection agreement
Disclosure of detailed information about financial instruments [line items]
Gross balance	12,862	20,193
Provision for expected loss	(9,745)	(645)
Carrying amount	3,117	19,548
Loans and advances to customers | Checking account overdraft
Disclosure of detailed information about financial instruments [line items]
Gross balance	33,234	14,232
Provision for expected loss	(29,467)	(455)
Carrying amount	3,767	13,775
Loans and advances to customers | Payroll loans and personal credit
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,467,924	1,551,399
Provision for expected loss	(95,539)	(38,900)
Carrying amount	3,372,385	1,512,499
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,017,158	1,582,868
Provision for expected loss	(16,018)	(5,803)
Carrying amount	3,001,140	1,577,066
Loans and advances to customers | Real Estate Loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	5,121,411	3,471,354
Provision for expected loss	(79,991)	(60,994)
Carrying amount	5,041,420	3,410,362
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	R$ 700,192	177,637
Provision for expected loss		(5,675)
Carrying amount		R$ 171,962